Other accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Income tax payable	$ 49,465	$ 6,274
Sociedad Minera Cerro Verde S.A.A.
Current
Supplementary Retirement Fund contribution	7,893	7,467
Payroll withholdings	7,855	6,707
Penalties to the Geological, Mining and Metallurgical Institute	3,757	3,713
Contributions to Social Health Insurance	2,890	2,716
Mining royalties	0	2,367
Miscellaneous interest payable	1,438	1,904
OEFA and OSINERGMIN contributions	793	521
Contribution to National industrial work training service (SENATI)	355	992
Other	433	327
Total current	$ 25,414	$ 26,714